Delinquent Participant Contributions (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 11,181	[1]	$ 13,140	[2]	$ 22,954	[3]

[1]	Plan year ended December 31, 2025.
[2]	Plan year ended December 31, 2024.
[3]	Plan year ended December 31, 2023.